Private Placement (Details) - Private Placement Warrant [Member] - USD ($)	1 Months Ended	5 Months Ended
	Nov. 17, 2020	Dec. 31, 2020
Private Placement (Details) [Line Items]
Initial public offering warrants		6,000,000
Price per warrant		$ 1.50
Gross proceeds		$ 9,000,000
Aggregate of purchase shares	333,334
Generating gross proceeds	$ 500,000
Exercise price		$ 11.50